STOCKHOLDERS’ EQUITY (Details) - Schedule of option activity - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares Underlying options, Outstanding at beginning (in Shares)	30,516,666	100,000	100,000
Exercise price per share, Outstanding at beginning		$ 0.4	$ 0.4
Weighted average exercise price, Outstanding at beginning	$ 0.15	$ 0.4	$ 0.4
Shares Underlying options, Outstanding at ending (in Shares)	46,316,666	30,516,666	100,000
Exercise price per share, Outstanding at ending			$ 0.4
Weighted average exercise price, Outstanding at ending	$ 0.15	$ 0.15	$ 0.4
Shares Underlying options, Granted (in Shares)	15,800,000	30,416,666
Exercise price per share, Granted
Weighted average exercise price, Granted	$ 0.14	$ 0.15
Shares Underlying options, Forfeited/Cancelled (in Shares)
Exercise price per share, Forfeited/Cancelled
Weighted average exercise price, Forfeited/Cancelled
Shares Underlying options, Exercised (in Shares)
Exercise price per share, Exercised
Weighted average exercise price, Exercised
Minimum [Member]
Exercise price per share, Outstanding at beginning	0.15
Exercise price per share, Outstanding at ending	0.04	0.15
Exercise price per share, Granted	0.04	0.15
Maximum [Member]
Exercise price per share, Outstanding at beginning	0.4
Exercise price per share, Outstanding at ending	0.4	0.4
Exercise price per share, Granted	$ 0.15	$ 0.24